Schedule of Segment Expenses, Other Segment Items, and Segment Operating Loss (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Revenue		$ 1,931,381	$ 376,984	$ 2,225,396	$ 702,077	$ 1,566,631	$ 438,292
Costs of revenue		761,755	398,266	1,287,572	711,648	1,465,824	719,993
Selling, general and administrative expenses		8,685,424	1,083,093	12,700,643	2,090,523	12,116,600	2,368,745
Other segment items	[1]					2,785,951	2,300,861
Loss (gain) on sale/ exchange of equipment						(1,015,803)	(921,322)
Segment expenses						15,352,572	4,468,277
Loss from operations		$ (24,784,178)	$ (2,610,233)	$ (27,603,403)	$ (3,771,481)	$ (13,785,941)	$ (4,029,985)

[1]	Other segment items for the reportable segment include share-based compensation and other expenses.